Trade and other payables (Tables)	9 Months Ended
Sep. 30, 2022
Trade and other payables.
Schedule of trade and other payables

	September 30,	December 31,
	2022	2021
	$’000	$’000

Current
Trade payables	374,342	342,841
Deferred revenue	84,073	20,435
Withholding tax payable	6,732	4,517
Payroll and other related statutory liabilities	40,680	53,446
VAT payables	51,800	37,973
Other payables	38,158	40,220
	595,785	499,432
Non‑current
Other payables	1,411	312
	1,411	312